PREPAYMENT AND OTHER ASSETS	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER ASSETS

NOTE 3 – PREPAYMENT AND OTHER ASSETS

	June 30,	December 31,
	2024	2023
	(Unaudited)	(Audited)
Prepaid VAT taxes	$1,483,892	$1,442,517
Prepaid expenses	742,456	21,983
Other receivables	82,227	307,700
Consumables and spare parts	139,266	148,376
Prepayment and other current assets	$2,447,841	$1,920,576

Other receivable from well equipment	$609,602	$609,604
Deposit and others	132,542	134,836
Durable spare parts	127,128	128,107
Advanced to venders	5,806	-
Other assets - non current	875,078	872,547
Less: allowance on doubtful receivables	(59,604)	(59,604)
Other non-current assets, net	$815,474	$812,943

During the year ended December 31, 2023, the Company sold certain rig equipment to a third party, PT Andam Resorsis Nusantara. As of the date of this Form 6-K Report, there is an outstanding balance of $550,000, which is expected to be received by the Company by December 2025. Considering the potential risk of default, the Company recorded $59,604 allowance for the doubtful account as of December 31, 2023. No allowance was provided or reversed for the doubtful account for the six months ended June 30, 2024.